-------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0578

                                                       Expires:  April 30, 2010

                                                       Estimated average burden
                                                       hours per response: 10.5
                                                       -------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22213
                                   ---------------------------------------------

                           AlphaMark Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     225 Pictoria Drive, Suite 450         Cincinnati, Ohio         45246
--------------------------------------------------------------------------------
            (Address of principal executive offices)              (Zip code)

                              John F. Splain, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400
                                                    ----------------------------

Date of fiscal year end:      August 31, 2009
                          ------------------------------------

Date of reporting period:     May 31, 2009
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2009 (UNAUDITED)
================================================================================
COMMON STOCKS -- 97.2%                                    SHARES      VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 12.4%
   DIVERSIFIED CONSUMER SERVICES - 3.1%
      Apollo Group, Inc. - Class A*                        5,428   $    320,795
                                                                   ------------

   HOTELS, RESTAURANTS & LEISURE - 2.6%
      McDonald's Corp.                                     4,679        276,014
                                                                   ------------

   MEDIA - 3.5%
      Discovery Communications, Inc. - Class A*           16,167        362,949
                                                                   ------------

   SPECIALTY RETAIL - 3.2%
      Staples, Inc.                                       16,398        335,339
                                                                   ------------

CONSUMER STAPLES - 2.5%
   PERSONAL PRODUCTS - 2.5%
      Estee Lauder Cos., Inc. (The) - Class A              7,924        262,126
                                                                   ------------

ENERGY - 5.2%
   OIL, GAS & CONSUMABLE FUELS - 5.2%
      Southwestern Energy Co.*                             5,655        245,823
      XTO Energy, Inc.                                     6,970        298,107
                                                                   ------------
                                                                        543,930
                                                                   ------------
FINANCIALS - 14.8%
   CAPITAL MARKETS - 11.2%
      Janus Capital Group, Inc.                           41,018        415,923
      State Street Corp.                                   8,258        383,584
      TD AMERITRADE Holding Corp.*                        21,707        369,887
                                                                   ------------
                                                                      1,169,394
                                                                   ------------
   DIVERSIFIED FINANCIAL SERVICES - 3.6%
      IntercontinentalExchange, Inc.*                      3,487        375,864
                                                                   ------------

HEALTH CARE - 18.1%
   BIOTECHNOLOGY - 7.2%
      Amgen, Inc.*                                         7,268        362,964
      Myriad Genetics, Inc.*                              10,675        386,008
                                                                   ------------
                                                                        748,972
                                                                   ------------
   HEALTH CARE EQUIPMENT & SUPPLIES - 3.7%
      Medtronic, Inc.                                     11,428        392,552
                                                                   ------------

   PHARMACEUTICALS - 7.2%
      Johnson & Johnson                                    6,844        377,515
      Novo Nordisk A/S - ADR                               7,276        378,934
                                                                   ------------
                                                                        756,449
                                                                   ------------


See accompanying notes to schedules of investments.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 97.2% (CONTINUED)                        SHARES      VALUE
--------------------------------------------------------------------------------
INDUSTRIALS - 13.1%
   AEROSPACE & DEFENSE - 2.9%
      L-3 Communications Holdings, Inc.                    4,082   $    300,068
                                                                   ------------

   COMMERCIAL SERVICES & SUPPLIES - 2.4%
      Waste Management, Inc.                               9,265        255,621
                                                                   ------------

   CONSTRUCTION & ENGINEERING - 1.8%
      Jacobs Engineering Group, Inc.*                      4,316        185,156
                                                                   ------------

   MACHINERY - 6.0%
      Flowserve Corp.                                      4,385        322,602
      Parker Hannifin Corp.                                7,275        307,442
                                                                   ------------
                                                                        630,044
                                                                   ------------
INFORMATION TECHNOLOGY - 25.4%
   COMMUNICATIONS EQUIPMENT - 7.1%
      Cisco Systems, Inc.*                                13,575        251,138
      Corning, Inc.                                       17,005        249,973
      Nokia Corp. - ADR                                   15,764        241,189
                                                                   ------------
                                                                        742,300
                                                                   ------------
   COMPUTERS & PERIPHERALS - 5.1%
      Apple, Inc.*                                         2,043        277,460
      EMC Corp.*                                          21,978        258,242
                                                                   ------------
                                                                        535,702
                                                                   ------------
   ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.4%
      Amphenol Corp. - Class A                             7,538        251,694
                                                                   ------------

   INTERNET SOFTWARE & SERVICES - 3.2%
      eBay, Inc.*                                         19,039        335,467
                                                                   ------------

   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.1%
      Marvell Technology Group Ltd.*                      23,099        264,022
      Texas Instruments, Inc.                             13,941        270,455
                                                                   ------------
                                                                        534,477
                                                                   ------------
   SOFTWARE - 2.5%
      Oracle Corp.                                        13,287        260,292
                                                                   ------------

MATERIALS - 1.4%
   CHEMICALS - 1.4%
      Potash Corp. of Saskatchewan, Inc.                   1,273        147,464
                                                                   ------------


See accompanying notes to schedules of investments.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 97.2% (CONTINUED)                        SHARES      VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICEs - 4.3%
   DIVERSIFIED TELECOMMUNICATION SERVICES - 2.1%
      Verizon Communications, Inc.                         7,481   $    218,894
                                                                   ------------

   WIRELESS TELECOMMUNICATION SERVICES - 2.2%
      Millicom International Cellular S.A.*                3,903        236,912
                                                                   ------------

TOTAL COMMON STOCKS (Cost $8,406,628)                              $ 10,178,475
                                                                   ------------

================================================================================
MONEY MARKET FUNDS -- 3.6%                                SHARES      VALUE
--------------------------------------------------------------------------------
AIM Liquid Assets Portfolio (The), 0.60%(a)               89,741   $     89,741
Fidelity Institutional Money Market Portfolio -
   Select Class, 0.76%(a)                                284,499        284,499
                                                                   ------------
TOTAL MONEY MARKET FUNDS (Cost $374,240)                           $    374,240
                                                                   ------------

TOTAL INVESTMENTS AT VALUE -- 100.8% (Cost $8,780,868)             $ 10,552,715

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.8%)                         (85,629)
                                                                   ------------

NET ASSETS -- 100.0%                                                $10,467,086
                                                                   ============

ADR - American Depositary Receipt.
*     Non-income producing security.
(a)   The rate shown is the 7-day effective yield as of May 31, 2009.


See accompanying notes to schedules of investments.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2009 (UNAUDITED)
================================================================================
COMMON STOCKS -- 99.5%                                    SHARES      VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 16.2%
   AUTO COMPONENTS - 4.7%
      Fuel Systems Solutions, Inc.*                       18,276   $    386,355
                                                                   ------------

   INTERNET & CATALOG RETAIL - 3.3%
      Netflix, Inc.*                                       6,702        264,193
                                                                   ------------

   MEDIA - 4.0%
      Morningstar, Inc.*                                   7,930        328,461
                                                                   ------------

   TEXTILES, APPAREL & LUXURY GOODS - 4.2%
      Phillips-Van Heusen Corp.                           11,688        344,445
                                                                   ------------

CONSUMER STAPLES - 15.6%
   BEVERAGES - 3.8%
      Vina Concha y Toro S.A. - ADR                        8,462        313,517
                                                                   ------------

   FOOD PRODUCTS - 4.1%
      Darling International, Inc.*                        43,802        331,581
                                                                   ------------

   HOUSEHOLD PRODUCTS - 3.4%
      Orchids Paper Products Co.*                         17,277        281,615
                                                                   ------------

   PERSONAL PRODUCTS - 4.3%
      Inter Parfums, Inc.                                 41,545        348,563
                                                                   ------------

ENERGY - 4.0%
   OIL, GAS & CONSUMABLE FUELS - 4.0%
      Tesoro Corp.                                        19,086        323,317
                                                                   ------------

FINANCIALS - 3.7%
     INSURANCE - 3.7%
         American Physicians Service Group, Inc.          14,075        301,627
                                                                   ------------

HEALTH CARE - 7.4%
   HEALTH CARE PROVIDERS & SERVICES - 3.6%
      AMERIGROUP Corp.*                                   10,200        294,372
                                                                   ------------

   LIFE SCIENCES TOOLS & SERVICES - 3.8%
      Bio-Rad Laboratories, Inc. - Class A*                4,195        312,276
                                                                   ------------


See accompanying notes to schedules of investments.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 99.5% (CONTINUED)                        SHARES      VALUE
--------------------------------------------------------------------------------
INDUSTRIALS - 16.4%
   AEROSPACE & DEFENSE - 4.5%
      Elbit Systems Ltd.                                   6,104   $    366,911
                                                                   ------------

   COMMERCIAL SERVICES & SUPPLIES - 3.4%
      North American Galvanizing & Coatings, Inc.*        50,036        279,201
                                                                   ------------

   ELECTRICAL EQUIPMENT - 4.3%
      AZZ, Inc.*                                          10,123        351,774
                                                                   ------------

   MACHINERY - 4.2%
      Valmont Industries, Inc.                             4,951        339,688
                                                                   ------------

INFORMATION TECHNOLOGY - 24.3%
   COMMUNICATIONS EQUIPMENT - 3.9%
      3Com Corp.*                                         74,300        320,976
                                                                   ------------

   COMPUTER & PERIPHERALS - 4.3%
      Synaptics, Inc.*                                    10,075        353,834
                                                                   ------------

   INTERNET SOFTWARE & SERVICES - 4.0%
      Open Text Corp.*                                     9,337        328,942
                                                                   ------------

   IT SERVICES - 4.7%
      Wright Express Corp.*                               15,370        382,252
                                                                   ------------

   SOFTWARE - 7.4%
      Blackboard, Inc.*                                   10,090        290,794
      Tyler Technologies, Inc.*                           18,494        310,699
                                                                   ------------
                                                                        601,493
                                                                   ------------
MATERIALS - 11.9%
   CHEMICALS - 11.9%
      Balchem Corp.                                       14,149        341,274
      Stepan Co.                                           7,794        327,426
      Terra Industries, Inc.                              10,785        299,715
                                                                   ------------
                                                                        968,415
                                                                   ------------

TOTAL COMMON STOCKS (Cost $7,193,305)                              $  8,123,808
                                                                   ------------


See accompanying notes to schedules of investments.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
MONEY MARKET FUNDS -- 1.4%                                SHARES      VALUE
--------------------------------------------------------------------------------
AIM Liquid Assets Portfolio (The), 0.60%(a)               28,279   $     28,279
Fidelity Institutional Money Market Portfolio -
   Select Class, 0.76%(a)                                 84,747         84,747
                                                                   ------------
TOTAL MONEY MARKET FUNDS (Cost $113,026)                           $    113,026
                                                                   ------------

TOTAL INVESTMENTS AT VALUE -- 100.9% (Cost $7,306,331)             $  8,236,834

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.9%)                         (76,559)
                                                                   ------------

NET ASSETS -- 100.0%                                               $  8,160,275
                                                                   ============

ADR - American Depositary Receipt.
*     Non-income producing security.
(a)   The rate shown is the 7-day effective yield as of May 31, 2009.


See accompanying notes to schedules of investments.

ALPHAMARK INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MAY 31, 2009 (UNAUDITED)
================================================================================

1.    SECURITIES VALUATION

The portfolio securities of AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund (the "Funds") are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if not traded on a particular day, at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the mean of the closing bid and ask price. Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

The Financial Accounting Standards Board's Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs
Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2009, all of the inputs used to value the Funds' investments were Level 1.

2.    INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis as of May 31, 2009:

                                 AlphaMark Large   AlphaMark Small
                                 Cap Growth Fund   Cap Growth Fund

Cost of portfolio investments     $  8,897,080      $  7,315,073
                                  ============      ============

Gross unrealized appreciation     $  1,791,083      $  1,223,309
Gross unrealized depreciation         (135,448)         (301,548)
                                  ------------      ------------

Net unrealized appreciation       $  1,655,635      $    921,761
                                  ============      ============

ALPHAMARK INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
================================================================================

The difference between the federal income tax cost of portfolio investments and the schedule of investments cost for the Funds is due to timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   AlphaMark Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Michael L. Simon
                              --------------------------------------------------
                                    Michael L. Simon, President

Date          July 29, 2009
      ---------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Michael L. Simon
                              --------------------------------------------------
                                    Michael L. Simon, President

Date        July 29, 2009
      ---------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                           -----------------------------------------------------
                                   Mark J. Seger, Treasurer

Date        July 29, 2009
      ---------------------------

* Print the name and title of each signing officer under his or her signature.